Lease arrangements (Tables)	12 Months Ended
Dec. 31, 2024
Lease arrangements
Summary of right-of-use assets

Right-of-use assets

	2023 GBPm	2024 GBPm
At start of year	145	113
Additions	38	32
Remeasurement	6	5
Disposals	(7)	(9)
Depreciation	(65)	(50)
Exchange translation differences	(4)	(2)
At end of year	113	89

Summary of lease liability	Lease liability

	2023 GBPm	2024 GBPm
Current
Property	(55)	(37)
Non-property	(2)	(1)
Non-current
Property	(82)	(63)
Non-property	(2)	(2)
Total	(141)	(103)